SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of disaggregation of revenue

	For the Six Months Ended
	June 30,
	2025	2024
Nature of Revenue:
Rebates and incentives offered by publishers	$96,348	$20,200
Net fees from advertisers	186,691	25,975
Total	$283,039	$46,175

Category of Revenue:
SEM services	$150,707	$2,953
Non-SEM services	132,332	43,222
Total	$283,039	$46,175

Summary of currency exchange rates

	June 30,	December 31,
	2025	2024
Period/year-end spot rate	7.1636	7.2993

	For the Six Months Ended June 30,
	2025	2024
Average rate	7.2526	7.2150